STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
STOCKHOLDERS' EQUITY (Tables)
Schedule of Milestones

Milestones	Completion Date	Number of Escrow Shares

I.

(1)  Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)  Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)  Enter into farm management agreements with local growers including the Provincial and National projects;
(4)  Take over management of three existing nurseries
	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached (*)

II. Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares (**)

III. Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares (**)

*
On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned by and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone.  These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as salary and compensation - officer.

**
On June 23, 2013, the remaining 3,000,000 Escrow Shares have been earned by and released to Ventures stockholder upon achievement of the Second and the Third Milestones within two (2) years of June 23, 2011, the Closing Date associated with the Milestones.  These shares were valued at $0.20 per share or $600,000 on June 23, 2013 and recorded as salary and compensation - officer.

Milestones	Completion Date	Number of Escrow Shares

I.

(1)Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam
(3)Enter into farm management agreements with local growers including the Provincial and National projects;
(4)Take over management of three existing nurseries
	Within 180 days of the Closing Date	3,000,000 shares only if and when ALL four (4) milestones reached (*)

II. Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares (**)

III. Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares (**)

*
On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone.  These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

**
On June 23, 2013, the remaining 3,000,000 Escrow Shares have been earned to Ventures stockholder upon achievement of the Second and the Third Milestones within two (2) years of June 23, 2011, the Closing Date associated with the Milestones.  These shares were valued at $0.20 per share or $600,000 on June 23, 2013 and recorded as compensation.